Note 8 - Stockholders' Equity	6 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 8. Stockholders’ Equity

As of December 31, 2013, the total number of shares that the Company is authorized to issue is 130,000,000 shares, with 125,000,000 shares designated as common stock and 5,000,000 shares designated as preferred stock. As of June 30, 2013 and 2012, the total number of shares that the Company is authorized to issue is 80,000,000 and 70,000,000 shares, respectively, with 75,000,000 and 65,000,000, respectively, shares designated as common stock and 5,000,000 and 5,000,000, respectively, shares designated as preferred stock.

Common Stock

Holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders of the Company. Subject to the preferences that may be applicable to any outstanding shares of preferred stock, the holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors. No dividends have been declared to date.

On March 20, 2013, the Company completed the sale of 14,251,368 shares of its common stock at a price to the public of $1.05 per share. Net proceeds from the financing to the Company were $14.0 million.

On February 13, 2012, the Company completed the sale of 9,091,000 shares of its common stock at a price to the public of $1.65 per share. Net proceeds from the financing to the Company were $13.9 million.

On August 3, 2011, the Company entered into the At The Market Issuance Sales Agreement (the “ATM Agreement”) with McNicoll, Lewis & Vlak LLC (“MLV”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, the Company may issue and sell up to $10.0 million of the Company’s common stock through MLV as the Company’s sales agent over the term of the ATM Agreement. The ATM Agreement provides that the offering of shares of the Company’s common stock pursuant to the ATM Agreement will terminate upon the earlier of (1) the sale of all common stock subject to the ATM Agreement, (2) August 2, 2014, and (3) termination of the ATM Agreement which may be effected by either MLV or the Company at any time upon 10 days’ notice to the other party. As of December 31, 2013, June 30, 2013, and June 30, 2012, the Company received net proceeds of $1.1 million,$0.8 million and $0.1 million, respectively, from the sale of an aggregate of 781,503, 445,593 and 31,494 shares of its common stock through MLV, respectively. During the six months ended December 31, 2013 and 2012, the Company received net proceeds of $0.3 million and $0.7 million, respectively, from the sale of 335,910 and 414,099 shares of its common stock through MLV, respectively.

The Company no longer be able to sell shares under its shelf registration statement, and therefore the Company will not be able to sell shares pursuant to the ATM Agreement until the Company files another shelf registration statement.

On August 16, 2010, the Company entered into a Stock Purchase Agreement with Intuitive Surgical pursuant to which Intuitive Surgical paid $3.0 million to purchase from the Company an aggregate of 1,249,541 newly-issued shares of the Company’s common stock (the “Stock Issuance”). The net proceeds recorded to stockholders’ equity based upon the fair value of the common stock on August 16, 2010, were approximately $2.0 million after offering expenses. See Note 6, Distribution, License, Development and Commercialization Agreements, for a discussion of the accounting treatment of the premium paid of $1.0 million, which is the amount Intuitive Surgical paid above the fair market value of the Company’s stock on the date of the agreement. There were no underwriters or placement agents involved with the Stock Issuance, and no underwriting discounts or commissions or similar fees were payable in connection with the Stock Issuance. Under the associated Registration Rights Agreement between the Company and Intuitive Surgical, the Company was required to meet certain obligations with respect to (1) filing a registration statement with the Securities and Exchange Commission pertaining to all common stock issued to Intuitive Surgical, and (2) using its reasonable best efforts to cause the registration statement to be declared effective within a specified number of days after filing the registration statement. The Company filed a registration statement related to the stock issued to Intuitive Surgical, and it was declared effective within the timeframes specified in the Registration Rights Agreement. If such registration statement ceases for any reason to be effective for a specified number of days within a given period of time, the Company is required to pay to Intuitive Surgical (or the holder of the shares subject to the rights, if such rights have been transferred), as liquidated damages and not as a penalty, an amount in cash equal to 1% of the aggregate purchase price paid pursuant to the Stock Purchase Agreement for the shares then held by Intuitive Surgical or holder, as applicable. Such amount must be paid within a specified period of time following the occurrence of an event triggering the requirement to make a payment and on each monthly anniversary thereafter until such event is cured. There is no specified maximum amount to be paid under these provisions. The Company has assessed the likelihood of making any such liquidated damages payments to Intuitive Surgical as remote and has not recorded any contingent liability related to these potential payments.

On December 14, 2010, the Company entered into a common stock purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”), which provided that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital was committed to purchase up to an aggregate of $10.0 million of shares of the Company’s common stock (the “Purchase Shares”) over the term of the Purchase Agreement at purchase prices determined in accordance with the Purchase Agreement. Pursuant to the Purchase Agreement, on any trading day on which the closing sale price of the Company’s common stock exceeded $1.00 per share, the Company had the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital to purchase up to (i) 100,000 shares of the Company’s common stock per trading day if the closing sale price of the Company’s common stock was above $1.00 per share, (ii) 200,000 shares of the Company’s common stock per trading day if the closing sale price of the Company’s common stock was above $2.25 per share and (iii) 300,000 shares of the Company’s common stock per trading day if the closing sale price of the Company’s common stock was above $3.50 per share. The purchase price per Purchase Share was equal to the lesser of (i) the lowest sale price of the Company’s common stock on the purchase date or (ii) the arithmetic average of the three lowest closing sale prices for the Company’s common stock during the twelve consecutive trading days ending on the trading day immediately preceding the purchase date.

In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, the Company issued to Aspire Capital 295,567 shares of the Company’s common stock as a commitment fee (the “Commitment Shares”). The value of the Commitment Shares of $966,000 and other costs related to entering into the Purchase Agreement of $134,000 represented financing costs that were recorded to additional paid-in capital upon capital being raised under the Purchase Agreement. The Purchase Agreement provided that the Company may not issue and sell more than 4,930,747 shares of the Company’s common stock, including the Commitment Shares.

For the fiscal years ended June 30, 2012 and 2011, the Company received net proceeds of $1.1 million and $3.1 million, respectively, from the sale of 450,000 and 900,000 shares of common stock to Aspire Capital pursuant to the Purchase Agreement. The Purchase Agreement terminated on February 10, 2013, and 166,759 shares of the Company’s common stock issued pursuant to the Purchase Agreement were returned to the Company as the maximum numbers of shares available under the Purchase Agreement were not sold to Aspire. Based on the quoted price, the shares were valued at $1.38 per share, or $230,000. The Company is no longer entitled to sell any further shares of its common stock to Aspire Capital under the Purchase Agreement. Through the termination date, a total of 1,478,808 shares of common stock (including the 128,808 Commitment Shares) had been issued to Aspire Capital pursuant to the Purchase Agreement and $4.4 million of capital had been raised through the sale of 1,350,000 shares of common stock at an average price of $3.23 per share. For the six months ended December 31, 2013, and fiscal year ended June 30, 2013, the Company did not issue any shares under the Purchase Agreement.

Preferred Stock

The Company has 5,000,000 shares of authorized preferred stock issuable in one or more series. Upon issuance the Company can determine the number of shares constituting any series and the designation of such series and the rights, preferences, privileges and restrictions thereof. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences and sinking fund terms, any or all of which may be greater than the rights of common stock. The issuance of the preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation. In addition, the issuance of preferred stock could have the effect of delaying, deferring or preventing a change in control of the Company or other corporate action. There was no preferred stock outstanding as of December 31, 2013 (unaudited), June 30, 2013 or 2012.

Shares Reserved

Shares of common stock reserved for future issuance are as follows:

	December 31, 2013	June 30, 2013	June 30, 2012
	(unaudited)
Stock options and RSUs outstanding	5,701,989	3,981,895	3,900,171
Shares available for grant under stock option plan	677,097	1,475,191	865,433
Warrants for common stock	3,991,205	3,991,205	3,991,205
	10,370,291	9,448,291	8,756,809

Stock Options

In 1997, the Company adopted the 1997 Equity Incentive Plan (the “1997 Plan”). The 1997 Plan provides for the granting of options to purchase common stock and the issuance of shares of common stock, subject to Company repurchase rights, to directors, employees and consultants. Certain options are immediately exercisable, at the discretion of the Board of Directors. Shares issued pursuant to the exercise of an unvested option are subject to the Company’s right of repurchase which lapses over periods specified by the board of directors, generally four years from the date of grant. In February 2006, the Company terminated all remaining unissued shares under the 1997 Plan. Although the 1997 Plan terminated, all outstanding options thereunder will continue to be governed by their existing terms.

In October 2005, the Company’s Board of Directors adopted, and in December 2005 the stockholders approved, the 2005 Equity Incentive Plan, as amended (the “2005 Plan”). A total of 6,400,000 shares of common stock have been reserved for issuance under the 2005 Plan.

Stock awards granted under the 2005 Plan may either be incentive stock options, nonstatutory stock options, stock bonuses or rights to acquire restricted stock. Incentive stock options may be granted to employees with exercise prices of no less than the fair value of the common stock on the date of grant, as determined by the Board of Directors, and nonstatutory options may be granted to employees, directors or consultants at exercise prices of no less than the fair value. If, at the time the Company grants an option, the awardee directly or by attribution owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, the option price shall be at least 110% of the fair value and shall not be exercisable more than five years after the date of grant. Options may be granted with vesting terms as determined by the Board of Directors. Options expire no more than 10 years after the date of grant, or earlier if employment is terminated.

Common stock options may include a provision whereby the holder, while an employee, director or consultant, may elect at any time to exercise the option as to any part or all of the shares subject to the option prior to the full vesting of the option. Any unvested shares so purchased are subject to repurchase by the Company at its option and at a price equal to the original purchase price of the stock. The Company does not consider the stock issued upon exercise of an unvested stock option substantively exercised, and the cash paid for the exercise price is considered a deposit or a prepayment of the exercise price that is recognized by the Company as a liability. As the underlying shares vest, the deposit liability is reclassified as equity. As of December 31, 2013 (unaudited), June 30, 2013 and 2012, no such shares are subject to the Company’s right of repurchase and excluded from stockholders’ equity.

Award activity under all Plans is as follows:

		Outstanding Options
	Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price Per Share
Balance at June 30, 2011	837,304	3,381,738	$2.59
Shares reserved	750,000	—	—
Restricted stock awards granted	(86,000)	—	—
Options granted	(899,400)	899,400	2.13
Options exercised	—	(163,438)	2.01
Options forfeited	263,529	(263,529)	2.86
Balance at June 30, 2012	865,433	3,854,171	$2.53
Shares reserved	750,000	—	—
Restricted stock awards granted	(48,000)	—	—
Options granted	(671,150)	671,150	1.53
Options exercised	—	(10,518)	1.31
Options forfeited	578,908	(578,908)	2.22
Balance at June 30, 2013	1,475,191	3,935,895	$2.43
Shares reserved	1,000,000	—	—
Restricted stock awards granted	(78,000)	—	—
Options granted	(1,753,500)	1,753,500	1.02
Options forfeited	33,406	(33,406)	2.49
Balance at December 31, 2013 (unaudited)	677,097	5,655,989	$2.06

The following table summarizes information about options outstanding, vested and exercisable at December 31, 2013 (unaudited):

Options Outstanding							Options exercisable
Exercise Prices				Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted Average Exercise Price per Share	Number of Shares	Weighted Average Exercise Price per Share

$1.00	–	$1.55		3,670,502	4.82	1.25	1,936,826	1.26
$1.56	–	$2.85		1,463,199	4.09	2.18	959,817	2.29
$2.86	–	$9.75		522,288	1.67	7.45	512,016	7.53

			Total outstanding	5,655,989	4.34	$2.06	3,408,659	$2.49
			Options vested and expected to vest	5,237,582	4.16	$2.13

The following table summarizes information about options outstanding, vested and exercisable at June 30, 2013:

Options Outstanding							Options exercisable
Exercise Prices				Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted Average Exercise Price per Share	Number of Shares	Weighted Average Exercise Price per Share

$1.12	–	$1.55		1,938,616	3.57	1.25	1,658,108	1.26
$1.56	–	$2.85		1,468,991	4.72	2.18	810,196	2.34
$2.86	–	$9.75		528,288	2.16	7.43	513,349	7.54

			Total outstanding	3,935,895	3.81	$2.43	2,981,653	$2.63
			Options vested and expected to vest	3,836,031	3.76	$2.44

The weighted average remaining contractual life for all currently exercisable options as of December 31, 2013 (unaudited), was 3.1 years. The aggregate intrinsic value as of December 31, 2013 (unaudited), of all outstanding options was $0, options vested and expected to vest was $0 and options exercisable was $0.

The weighted average remaining contractual life for all currently exercisable options as of June 30, 2013 and 2012, was 3.3 and 3.8 years, respectively. The aggregate intrinsic value as of June 30, 2013, of all outstanding options was $0, options vested and expected to vest was $0 and options exercisable was $0, as a result of the fair market value at June 30, 2013 was below the grant price ranges. The aggregate intrinsic value as of June 30, 2012, of all outstanding options was $1,116,000, options vested and expected to vest was $1,093,000 and options exercisable was $769,000.

The weighted-average estimated grant date fair value of options granted to employees and directors during the six months ended December 31, 2013 (unaudited), fiscal years 2013, 2012 and 2011 was $0.83, $1.03, $1.45 and $1.27 per share, respectively. The intrinsic value of all options exercised during the six months ended December 31, 2013 (unaudited), fiscal years 2013, 2012 and 2011 was $0, $4,000, $122,000 and $91,000, respectively. The fair value of all stock options actually vesting in the six months ended December 31, 2013 (unaudited), fiscal years 2013, 2012 and 2011 was $852,000, $746,000, $734,000 and $706,000, respectively.

Restricted Stock Units and Awards

The following table summarizes information about restricted stock activity.

Shares
Non-vested restricted stock at June 30, 2011	20,500
Awarded	86,000
Vested	(60,500)
Forfeited	—
Non-vested restricted stock at June 30, 2012	46,000
Awarded	48,000
Vested	(48,000)
Forfeited	—
Non-vested restricted stock at June 30, 2013	46,000
Awarded	78,000
Vested	(78,000)
Forfeited	—
Non-vested restricted stock at December 31, 2013 (unaudited)	46,000

The aggregate intrinsic value as of December 31, 2013 (unaudited), June 30, 2013 and 2012, of all non-vested restricted stock awards was $45,000, $51,000 and $86,000, respectively, awards expected to vest was $44,000, $46,000 and $81,000, respectively.

The estimated grant date fair value of awards granted during the six months ended December 31, 2013 (unaudited), fiscal years 2013 and 2012, was $1.18, $1.43 and $1.82 per share, respectively. No restricted stock awards were granted in fiscal year 2011. The intrinsic value of all awards granted during the six months ended December 31, 2013 (unaudited), fiscal years 2013 and 2012, was $91,000, $66,000 and $80,000, respectively. The fair value of all stock awards actually vesting in the six months ended December 31, 2013 (unaudited), fiscal years 2013, 2012 and 2011, was $92,000, $75,000, $73,000 and $189,000, respectively.

The fair value of each restricted stock award is estimated based upon the closing price of the Company’s common stock on the grant date. Share-based compensation expense related to restricted stock units and awards is recognized over the requisite service period as adjusted for estimated forfeitures.

Warrants

The Company has outstanding warrants to purchase common stock that are all exercisable at December 31, 2013 (unaudited), June 30, 2013 and 2012, as follows:

Shares	Exercise Price Per Share	Expiration
3,991,205	$1.45	September 2014